Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Going Concern
Prepaid Expenses and Other Current Assets

NOTE 5 – Prepaid Expenses and Other Current Assets

As of June 30, 2017 and 2016 prepaid expenses and other current assets consisted of the following:

	2017	2016
Prepaid officers’ compensation	$521,916	$1,334,261
Prepaid directors’ compensation	206,090	323,855
Prepaid marketing expenses	19,250	33,000
Other prepaid expenses and current assets	27,082	25,435
Total	$774,338	$1,716,551

NOTE 5 – Prepaid Expenses and Other Current Assets

As of June 30, 2017 and 2016 prepaid expenses and other current assets consisted of the following:

	2017	2016
Prepaid officers’ compensation	$521,916	$1,334,261
Prepaid directors’ compensation	206,090	323,855
Prepaid marketing expenses	19,250	33,000
Other prepaid expenses and current assets	27,082	25,435
Total	$774,338	$1,716,551